SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                             DWS Value Builder Fund

The following information supplements the "Portfolio management" section of the above-noted fund's prospectuses.

The following people handle the day-to-day management of the fund.



  R. Hutchings Vernon, CFA                Nina K.Yudell
  Vice President of Alex. Brown           Vice President of Alex. Brown
  Investment Management and Co-Manager    Investment Management and Co-Manager
  of the fund.                            of the fund.
  o   Joined the fund in 2008.            o   Joined the fund in 2007.
  o   Joined ABIM in 1993 as a portfolio  o   Joined ABIM in 1992 as a research
      manager.                                analyst; portfolio manager since
  o   Prior experience as portfolio           2004.
      manager and research analyst for    o   Prior experience at T. Rowe Price
      T. Rowe Price Associates, Legg          Associates in investment
      Mason & Wachovia Bank.                  management positions.
  o   BA from the University of Virginia. o   BS and MBA from University of
  o   Member and past president of the        Baltimore. MSB from Johns Hopkins
      Baltimore Security Analysts             University.
      Society.                            o   Previously, adjunct faculty member
                                              (finance), New Hampshire College.
  Hobart C. Buppert II
  Vice President of Alex. Brown
  Investment Management and Co-Manager
  of the fund.
  o   Managed the fund since inception.
  o   Joined ABIM as a Vice President
      in 1980.
  o   Over 30 years of investment
      industry experience.
  o   Prior experience as portfolio
      manager at T. Rowe Price
      Associates and as a portfolio
      manager and research analyst at
      Equitable Trust Company.
  o   BA and MBA from Loyola College.
  o   Member of the Baltimore Security
      Analysts Society and the Financial
      Analysts Federation.

               Please Retain This Supplement for Future Reference


January 8, 2008
DVBF-3600


                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

Supplement to the currently effective Statement of Additional Information for Fund listed below:

DWS Value Builder Fund

--------------------------------------------------------------------------------

The following information supplements the "Investment Advisory and Other Services" section of the Fund's current Statement of Additional Information:

Fund Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by R. Hutchings Vernon, including any investments by his immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of November 30, 2007.

                                            Dollar Range of DWS Fund
Name of Portfolio Manager                         Shares Owned
-------------------------                         ------------
R. Hutchings Vernon                                    $0

Conflicts of Interest

In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of ABIM or its affiliates. The tables below show, for R. Hutchings Vernon, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by R. Hutchings Vernon. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of November 30, 2007.

Other SEC Registered Investment Companies Managed:

                                 Number of       Total Assets of      Number of Investment
                                 Registered        Registered           Company Accounts         Total Assets of
Name of                          Investment        Investment           with Performance-       Performance-Based
Portfolio Manager                Companies          Companies               Based Fee              Fee Accounts
-----------------                ---------          ---------               ---------              ------------
R. Hutchings Vernon                  0                 $0                       0                       $0

Other Pooled Investment Vehicles Managed:

                                                                         Number of Pooled
                                 Number of                               Investment Vehicle
                                   Pooled        Total Assets of          Accounts with          Total Assets of
Name of                          Investment     Pooled Investment         Performance-          Performance-Based
Portfolio Manager                 Vehicles          Vehicles                                  Based Fee              Fee Accounts
-----------------                 --------          --------                ---------              ------------
R. Hutchings Vernon                  1             $42,000,000                  0                       $0

Other Accounts Managed:

                                                                         Number of Other
                                 Number of                                Accounts with          Total Assets of
Name of                            Other         Total Assets of        Performance-Based       Performance-Based
Portfolio Manager                 Accounts       Other Accounts                Fee                 Fee Accounts
-----------------                 --------       --------------                ---                 ------------
R. Hutchings Vernon                  30          $2,280,000,000                 0                       $0


               Please Retain This Supplement for Future Reference

January 8, 2008